UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-09607

                             Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

2601 NE 2nd Avenue

                                     Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

2601 NE 2nd Avenue

                                     Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code:     1-866-202-2263

Date of fiscal year end:   November 30

Date of reporting period:   November 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders of each Fund are attached herewith.

Beginning March 29, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.fairholmefunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund or your financial intermediary electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (866) 202-2263.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial inter`mediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (866) 202-2263. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all funds held with Fairholme Funds, Inc.

FAIRHOLME

Ignore the crowd.

FAIRHOLME FUNDS, INC.

The Fairholme Fund (FAIRX)

Seeking long-term growth of capital

The Fairholme Focused Income Fund (FOCIX)

Seeking current income

The Fairholme Allocation Fund (FAAFX)

Seeking long-term total return

Annual Report

November 30, 2020

Managed by Fairholme Capital Management

(866) 202-2263 • fairholmefunds.com

FAIRHOLME FUNDS, INC.

TABLE OF CONTENTS

November 30, 2020

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (unaudited)

November 30, 2010 — November 30, 2020

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Fund (“The Fairholme Fund”) commenced operations on December 29, 1999. The chart above presents the performance of a $10,000 investment for up to ten years to the latest annual period ending November 30, 2020.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Fairholme Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from The Fairholme Fund or upon redemption of shares of The Fairholme Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and The Fairholme Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Fairholme Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (unaudited)

November 30, 2010 — November 30, 2020

THE INCOME FUND VS.

THE BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Focused Income Fund (“The Income Fund”) commenced operations on December 31, 2009. The chart above presents the performance of a $10,000 investment for up to ten years to the latest annual period ending November 30, 2020.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Income Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from The Income Fund or upon redemption of shares of The Income Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Bloomberg Barclays U.S. Aggregate Bond Index and The Income Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Income Fund distributions. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, and includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The Bloomberg Barclays U.S. Aggregate Bond Index does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges.

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (unaudited)

Inception through November 30, 2020

THE ALLOCATION FUND VS. THE BLOOMBERG BARCLAYS U.S.

AGGREGATE BOND INDEX AND THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Allocation Fund (“The Allocation Fund”) commenced operations on December 31, 2010. The chart above presents the performance of a $10,000 investment from inception to the latest annual period ending November 30, 2020.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Allocation Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from The Allocation Fund or upon redemption of shares of The Allocation Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for the Bloomberg Barclays U.S. Aggregate Bond Index, the S&P 500 Index and The Allocation Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Allocation Fund distributions. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar- denominated, fixed-rate taxable bond market, and includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. These index returns do not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges..

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS

For the Fiscal Year Ended November 30, 2020

The Fairholme Fund, The Income Fund, and The Allocation Fund (each a “Fund” and collectively, the “Funds”) shares outstanding and audited net asset value per share (“NAV”) at November 30, 2020, the end of the Funds’ fiscal year, and NAVs at other pertinent dates, were as follows:

	11/30/2020 Shares Outstanding	11/30/2020 NAV (audited)		05/31/2020 NAV (unaudited)		11/30/2019 NAV (audited)
The Fairholme Fund	50,060,643		$25.35		$18.45		$19.19
The Income Fund The Allocation Fund	10,392,160 7,012,302	$ $	10.31 8.02	$ $	9.53 6.42	$ $	10.23 7.00

At December 31, 2020, the unaudited NAVs of The Fairholme Fund, The Income Fund, and The Allocation Fund were $29.13, $10.31, and $8.84, respectively.

Performance figures below are shown for the Funds’ fiscal year ended November 30, 2020, and do not match calendar year figures for the period ended December 31, 2020, cited in the Portfolio Manager’s report.

The Fairholme Fund Performance to 11/30/2020 (Audited)	Six Months	One Year	Five Years	Ten Years	Fifteen Years	Since Inception 12/29/1999

Cumulative:
The Fairholme Fund	37.40%	33.19%	39.04%	81.34%	168.60%	627.32%
S&P 500 Index	19.98%	17.46%	92.44%	277.03%	295.92%	271.12%

Annualized:
The Fairholme Fund		33.19%	6.81%	6.13%	6.81%	9.95%
S&P 500 Index		17.46%	13.99%	14.19%	9.61%	6.47%

For the six months ended November 30, 2020, The Fairholme Fund outperformed the S&P 500 Index (“S&P 500”) by 17.42 percentage points. Over the last year The Fairholme Fund also outperformed the S&P 500 by 15.73 percentage points. From inception, The Fairholme Fund outperformed the S&P 500 by 3.48 percentage points per annum, or on a cumulative basis, 356.20 percentage points over twenty years and eleven months.

The Income Fund Performance to 11/30/2020 (Audited)	Six Months	One Year	Five Years	Ten Years	Since Inception 12/31/2009

Cumulative:
The Income Fund	8.19%	1.78%	23.21%	74.75%	90.56%
Bloomberg Barclays Bond Index	1.79%	7.28%	23.66%	43.99%	55.08%

Annualized:
The Income Fund		1.78%	4.26%	5.74%	6.09%
Bloomberg Barclays Bond Index		7.28%	4.34%	3.71%	4.10%

For the six months ended November 30, 2020, The Income Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index (“Bloomberg Barclays Bond Index”) by 6.40 percentage points, while over the last year The Income Fund was outperformed by the Bloomberg Barclays Bond Index by 5.50 percentage points. From inception, The Income Fund outperformed the Bloomberg Barclays Bond Index by 1.99 percentage points per annum, or on a cumulative basis, 35.48 percentage points over ten years and eleven months.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2020

The Allocation Fund Performance to 11/30/2020 (Audited)	Six Months	One Year	Five Years	Since Inception 12/31/2010

Cumulative:
The Allocation Fund	24.92%	16.13%	2.73%	18.44%
Bloomberg Barclays Bond Index	1.79%	7.28%	23.66%	45.56%
S&P 500 Index	19.98%	17.46%	92.44%	253.41%

Annualized:
The Allocation Fund		16.13%	0.54%	1.72%
Bloomberg Barclays Bond Index		7.28%	4.34%	3.86%
S&P 500 Index		17.46%	13.99%	13.58%

For the six months ended November 30, 2020, The Allocation Fund outperformed the Bloomberg Barclays Bond Index and the S&P 500 by 23.13 and 4.94 percentage points, respectively. Over the last year The Allocation Fund also outperformed the Bloomberg Barclays Bond Index by 8.85 percentage points, but was outperformed by the S&P 500 by 1.33 percentage points. From inception, The Allocation Fund was outperformed by the Bloomberg Barclays Bond Index and the S&P 500 by 2.14 and 11.86 percentage points per annum, respectively, or on a cumulative basis, 27.12 and 234.97 percentage points over nine years and eleven months.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 and the Bloomberg Barclays Bond Index are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare the Funds’ performance to that of unmanaged and diversified indices of securities. As of the prospectus dated March 27, 2020, the gross expense ratios for The Fairholme Fund, The Income Fund, and The Allocation Fund are 1.00%, 1.02%, and 1.03%, respectively. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by a Fund subsequent to the end of the fiscal period, and that a Fund may have made new investments that are not yet required to be disclosed. It is the Funds’ general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Funds and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the, respectively, relative intrinsic values and the Manager’s assessment of certain attractive characteristics of a company, general market conditions and expected future returns of an investment.

The Manager invests each Fund’s assets in securities to the extent the Manager finds reasonable investment opportunities in accordance with the Fund’s respective investment strategies, policies and restrictions, as stated in the Fund’s Prospectus and has invested a significant portion of each Fund’s assets in cash. The Manager views liquidity as a strategic advantage. Due to the continued outbreak of the respiratory disease caused by a novel coronavirus (known as COVID-19) and the corresponding market volatility and uncertainty arising from the outbreak and governmental responses to it, during the period ended November 30, 2020, the Manager has continued to hold U.S. Treasury Bills as part of each Fund’s investments. At November 30, 2020, cash and cash equivalents (consisting of cash, deposit accounts, U.S. Treasury Bills, and Treasury money-market funds) represented 23.2%,

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2020

45.4%, and 16.2% of The Fairholme Fund, The Income Fund, and The Allocation Fund total assets, respectively. Since inception, the Funds have held varying levels of cash and cash equivalents for periods without, in the Manager’s view, negatively influencing performance.

Each Fund is considered to be “non-diversified” under the Investment Company Act of 1940. Accordingly, each Fund can invest a greater percentage of its assets in fewer securities than a diversified fund, and can invest a significant portion of cash and liquid assets held by the Fund in one or more higher-risk securities at any time, including periods when a market is weak or a particular security declines sharply. The Funds may also have a greater percentage of assets invested in a particular sector than a diversified fund, exposing the Funds to the risk of an unanticipated event or condition and risks affecting a single company, sector or security.

The commentaries below provide details of each Fund’s portfolio holdings by issuer and sector, as well as reporting the most significant positive and negative performance by investment for the fiscal year ended November 30, 2020.

The most significant losses in each of the Funds’ portfolios were related to negative developments in the Integrated Oil & Gas, Mortgage Finance, and Real Estate Investment Trust. Investments in the Real Estate Management & Development, Metals & Mining, Diversified Banks, Food Products, and Oil & Gas Storage & Transportation sectors saw gains during the fiscal year ended November 30, 2020.

The Manager made no changes to the core investment strategies and techniques it employed during the fiscal year ended November 30, 2020.

For the fiscal year ended November 30, 2020, The Fairholme Fund investments that were the biggest contributors to positive performance were The St. Joe Co., Imperial Metals Corp., and Bank of America Corp. The biggest contributor to negative performance during the period was Federal Home Loan Mortgage Corp. (“Freddie”). The following charts show the top holdings by issuer and sector in descending order of net assets as of November 30, 2020.

The Fairholme Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Fund Top Sectors (% of Net Assets)

The St. Joe Co.	57.8%	Real Estate Management & Development	57.8%
Federal National Mortgage Association	7.4%	Cash and Cash Equivalents**	23.2%
Federal Home Loan Mortgage Corp.	7.1%	Mortgage Finance	14.5%
Bank of America Corp.	3.0%	Diversified Banks	3.0%
Imperial Metals Corp.	1.4%	Metals & Mining	1.4%

	76.7%		99.9%

*	Excludes cash, U.S. Treasury Bills and Treasury money market funds.
**	Includes cash, U.S. Treasury Bills and Treasury money market funds.

For the fiscal year ended November 30, 2020, The Income Fund investment that were the biggest contributor to positive performance were Kraft Heinz Co., and Canadian Natural Resources Ltd. The biggest contributors to negative performance were Occidental Petroleum Corp., Chesapeake Energy Corp., and Simon Property Group, Inc. The following charts show the top holdings by issuer and sector in descending order of net assets as of November 30, 2020.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2020

The Income Fund Top Holdings by Issuer* (% of Net Assets)		The Income Fund Top Sectors (% of Net Assets)

Federal Home Loan Mortgage Corp.	7.9%	Cash and Cash Equivalents**	46.1%
AT&T, Inc.	5.0%	Oil & Gas Storage & Transportation	14.5%
Bank of America Corp.	5.0%	Mortgage Finance	11.3%
Western Midstream Partners, LP.	4.7%	Insurance - Property & Casualty	5.9%
Canadian Natural Resources, LTD.	4.1%	Diversified Telecommunications	5.0%
Kinder Morgan, Inc.	3.6%	Diversified Banks	5.0%
Federal National Mortgage Association	3.4%	Oil & Natural Gas Exploration	4.2%
CVS Health Corp.	3.1%	Health Care	3.1%
Cincinnati Financial Corp.	3.0%	Food Products	2.1%
Old Republic International Corp.	2.9%	Retail Drug Store	2.0%

	42.7%		99.2%

*	Excludes cash, U.S. Treasury Bills and Treasury money market funds.
**	Includes cash, U.S. Treasury Bills and Treasury money market funds.

For the fiscal year ended November 30, 2020, The Allocation Fund investments that were the biggest contributors to positive performance were The St. Joe Co., and Imperial Metals Corp. The biggest contributor to negative performance during the period was Occidental Petroleum Corp. The following charts show the top holdings by issuer and sector in descending order of net assets as of November 30, 2020.

The Allocation Fund Top Holdings by Issuer* (% of Net Assets)		The Allocation Fund Top Sectors (% of Net Assets)

The St. Joe Co.	20.0%	Real Estate Management & Development	20.0%
Imperial Metals Corp.	10.3%	Cash and Cash Equivalents**	16.5%
Federal National Mortgage Association.	8.2%	Mortgage Finance	16.2%
Federal Home Loan Mortgage Corp.	8.0%	Oil & Gas Storage & Transportation	12.8%
Bank Of America Corp.	5.0%	Metals & Mining	10.3%
AT&T, Inc.	3.9%	Insurance - Property & Casualty	5.8%
Western Midstream Partners LP.	3.8%	Diversified Banks	5.0%
Canadian Natural Resources LTD.	3.6%	Diversified Telecommunications	3.9%
CVS Health Corp.	3.1%	Oil & Natural Gas Exploration	3.6%
Kinder Morgan, Inc.	3.1%	Health Care	3.1%

	69.0%		97.2%

*	Excludes cash, U.S. Treasury Bills and Treasury money market funds.
**	Includes cash, U.S. Treasury Bills and Treasury money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence long-term performance.

A more complete discussion and description of the principal risks of investing in the Funds can be found in the Funds’ Prospectus and Statement of Additional Information.

Large cash inflows or outflows may adversely affect the Funds’ performance. Such flows are monitored and actions deemed appropriate by the Manager are contemplated for when such flows could negatively impact performance.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2020

Since inception, the Funds have been advised by the Manager. Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of the Funds’ Board of Directors (the “Board” or the “Directors”), and his affiliates beneficially own an aggregate 13,317,943, 2,567,847, and 4,386,538 shares of The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, at November 30, 2020. While there is no requirement that Mr. Berkowitz own shares of the Funds, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Funds to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Funds; the present composition of the Board; and current rules and regulations. A Director and Officers of the Funds are also Officers of the Manager. Nevertheless, at November 30, 2020, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Funds, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Funds, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at (866) 202-2263.

FAIRHOLME FUNDS, INC.

EXPENSE EXAMPLE

For the Six Month Period from June 1, 2020 through November 30, 2020 (unaudited

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including, but not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on The Fairholme Fund and The Allocation Fund shares redeemed or exchanged within 60 days of purchase), and wire transfer fees; and (2) ongoing costs including, but not limited to, management fees paid to the Manager. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested in the Funds at June 1, 2020, and held for the entire six month period ending November 30, 2020.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Funds with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your total costs would be higher.

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period June 1, 2020 Through November 30, 2020**
The Fairholme Fund
Actual	$1,000.00	$1,374.00	0.82%	$4.87
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.90	0.82%	$4.14

The Income Fund
Actual	$1,000.00	$1,081.90	0.82%	$4.27
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.90	0.82%	$4.14

The Allocation Fund
Actual	$1,000.00	$1,249.20	0.82%	$4.61
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.90	0.82%	$4.14

*

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Fairholme Fund, The Income Fund and The Allocation Fund to the extent necessary to limit the management fee paid to the Manager by The Fairholme Fund, The Income Fund and The Allocation Fund, respectively, to an annual rate of 0.80% of that Fund’s daily average net asset value. This undertaking may be terminated by the Manager upon 60 days’ written notice to the applicable Fund.

**	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period).

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

November 30, 2020

Shares		Value

	DOMESTIC EQUITY SECURITIES — 60.8%

	DIVERSIFIED BANKS — 3.0%
1,350,000	Bank of America Corp.	$38,016,000

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 57.8%
22,208,024	The St. Joe Co.(a)	733,086,872

TOTAL DOMESTIC EQUITY SECURITIES (COST $625,821,777)		771,102,872

	FOREIGN EQUITY SECURITIES — 1.4%

	CANADA — 1.4%

	METALS & MINING — 1.4%
6,865,767	Imperial Metals Corp.(a)(b)	18,133,195

TOTAL FOREIGN EQUITY SECURITIES (COST $64,630,493)		18,133,195

	DOMESTIC PREFERRED EQUITY SECURITIES — 14.5%

	MORTGAGE FINANCE — 14.5%
8,955,013	Federal Home Loan Mortgage Corp.
	7.875%, Series Z(b)(c)	90,445,632
8,784,077	Federal National Mortgage Association
	7.750%, Series S(b)(c)	93,462,579

		183,908,211

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $75,287,318)		183,908,211

Principal

	DOMESTIC CORPORATE BONDS — 0.1%

	RETAIL DEPARTMENT STORES — 0.1%
$97,022,000	Sears Holdings Corp.
	8.000%, 12/15/2019(d)	1,115,753

TOTAL DOMESTIC CORPORATE BONDS (COST $97,385,904)		1,115,753

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 10.9%
	U.S. Treasury Bills
$13,000,000	0.060%, 12/31/2020(e)	$12,999,160
13,000,000	0.085%, 01/28/2021(e)	12,998,246
49,000,000	0.072%, 02/25/2021(e)	48,990,782
50,000,000	0.170%, 05/20/2021(e)	49,979,340
13,000,000	0.136%, 09/09/2021(e)	12,989,308

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $137,935,122)		137,956,836

Shares

	MONEY MARKET FUNDS — 12.3%
156,506,596	Fidelity Investments Money Market Treasury Portfolio -
	Class I, 0.01%(f)	156,506,596

TOTAL MONEY MARKET FUNDS (COST $156,506,596)		156,506,596

TOTAL INVESTMENTS — 100.0% (COST $1,157,567,210)		1,268,723,463

	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%	487,484

NET ASSETS — 100.0%		$1,269,210,947

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2020

(a)	Affiliated Company. See Note 8.
(b)	Non-income producing security.
(c)	Variable rate security. Rates shown are the effective rates as of November 30, 2020.
(d)	Security in default and no interest was accrued as of November 30, 2020.
(e)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(f)	Annualized based on the 1-day yield as of November 30, 2020.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2020

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost – $499,733,100)	$517,503,396
Affiliated Issuers (Cost – $657,834,110)	751,220,067
Dividends and Interest Receivable	1,563,834
Receivable for Capital Shares Sold	92,750

Total Assets	1,270,380,047

Liabilities
Accrued Management Fees	784,120
Payable for Capital Shares Redeemed	384,980

Total Liabilities	1,169,100

NET ASSETS	$1,269,210,947

Net Assets consist of:
Paid-In Capital	$1,911,686,177
Total Accumulated Losses	(642,475,230)

NET ASSETS	$1,269,210,947

Shares of Common Stock Outstanding* ($0.0001 par value)	50,060,643

Net Asset Value, Offering and Redemption Price Per Share ($1,269,210,947 / 50,060,643 shares)	$25.35

* 700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2020
Investment Income
Interest — Unaffiliated Issuers	$2,492,505
Dividends — Unaffiliated Issuers	1,022
Dividends — Affiliated Issuers	1,554,562

Total Investment Income	4,048,089

Expenses
Management Fees	10,113,894
Legal Expenses	145,263

Total Expenses	10,259,157

Less: Voluntary Reduction of Management Fees	(2,022,779)

Net Expenses	8,236,378

Net Investment Loss	(4,188,289)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Loss on Investments and Foreign Currency Related Transactions Unaffiliated Issuers	(788,218)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations
Unaffiliated Investments	2,637,496
Affiliated Investments	320,480,587

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	322,329,865

NET INCREASE IN NET ASSETS FROM OPERATIONS	$318,141,576

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2020	For the Fiscal Year Ended November 30, 2019
CHANGES IN NET ASSETS
From Operations
Net Investment Income (Loss)	$(4,188,289)	$9,378,949
Net Realized Gain (Loss) on Investments, Foreign Currency Related Translations and Redemption In-Kind	(788,218)	4,607,901
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Transactions	323,118,083	202,650,238

Net Increase in Net Assets from Operations	318,141,576	216,637,088

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(9,053,098)	(22,052,477)

From Capital Share Transactions
Proceeds from Sale of Shares	78,829,861	27,873,325
Shares Issued in Reinvestment of Dividends and Distributions	6,693,804	20,660,229
Redemption Fees	36,068	37,027
Cost of Shares Redeemed	(181,977,804)	(238,279,392)
Cost of Shares Redeemed In-Kind	—	(13,200,907)

Net Decrease in Net Assets from Shareholder Activity	(96,418,071)	(202,909,718)

NET ASSETS
Net Increase (Decrease) in Net Assets	212,670,407	(8,325,107)
Net Assets at Beginning of Year	1,056,540,540	1,064,865,647

Net Assets at End of Year	$1,269,210,947	$1,056,540,540

SHARES TRANSACTIONS
Issued	4,096,357	1,583,280
Reinvested	333,357	1,352,111
Redeemed	(9,428,093)	(13,466,927)
Redeemed In-Kind	—	(761,812)

Net Decrease in Shares	(4,998,379)	(11,293,348)
Shares Outstanding at Beginning of Year	55,059,022	66,352,370

Shares Outstanding at End of Year	50,060,643	55,059,022

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30,
	2020		2019		2018		2017		2016
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR	$19.19		$16.05		$19.10		$24.26		$34.24

Investment Operations
Net Investment Income (Loss)(1)	(0.08)		0.16		0.29		0.23		0.33
Net Realized and Unrealized Gain (Loss) on Investments	6.41		3.32		(3.08)		(3.81)		2.60

Total from Investment Operations	6.33		3.48		(2.79)		(3.58)		2.93

Dividends and Distributions
From Net Investment Income	(0.17)		(0.34)		(0.26)		(0.40)		(0.60)
From Realized Capital Gains	—		—		—		(1.18)		(12.31)

Total Dividends and Distributions	(0.17)		(0.34)		(0.26)		(1.58)		(12.91)

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)

NET ASSET VALUE, END OF YEAR	$25.35		$19.19		$16.05		$19.10		$24.26

TOTAL RETURN	33.19%		22.20%		(14.85)%		(15.64)%		18.93%
Ratio/Supplemental Data
Net Assets, End of Year (in 000’s)	$1,269,211		$1,056,541		$1,064,866		$1,871,480		$3,155,709
Ratio of Gross Expenses to Average Net Assets	1.01	%(3)	1.00	%(4)	1.00%		1.02	%(5)	1.02	%(5)
Ratio of Net Expenses to Average Net Assets	0.81	%(3)(6)	0.80	%(4)(6)	0.82	%(6)	1.02	%(5)	1.02	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.41)%		0.86%		1.57%		1.14%		1.79%
Portfolio Turnover Rate	8.18%		8.05%		16.29%		6.57%		19.19%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.
(4)	Less than 0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.
(5)	0.02% is attributable to legal expenses incurred outside of the 1.00% management fee.
(6)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Fairholme Fund to the extent necessary to limit the management fee paid to the Manager by The Fairholme Fund to an annual rate of 0.80% of the daily average net asset value of The Fairholme Fund.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2020

Shares		Value
	DOMESTIC EQUITY SECURITIES — 37.5%

	DIVERSIFIED BANKS — 5.0%
189,000	Bank of America Corp.	$5,322,240

	DIVERSIFIED TELECOMMUNICATIONS — 5.0%
185,600	AT&T, Inc.	5,336,000

	FOOD PRODUCTS — 2.1%
68,600	The Kraft Heinz Co.	2,259,684

	HEALTH CARE — 3.1%
48,700	CVS Health Corp.	3,301,373

	INSURANCE - PROPERTY & CASUALTY — 5.9%
175,100	Old Republic International Corp.	3,137,792
41,700	Cincinnati Financial Corp.	3,183,795

		6,321,587

	OIL & GAS STORAGE & TRANSPORTATION — 12.4%
27,100	Magellan Midstream Partners LP	1,115,165
267,000	Kinder Morgan, Inc.	3,839,460
380,000	Energy Transfer LP	2,348,400
392,400	Western Midstream Partners LP	5,061,960
46,400	Enterprise Products Partners LP	900,160

		13,265,145

	PHARMACEUTICALS — 1.0%
27,000	Pfizer, Inc.	1,034,370
3,350	Viatris, Inc.(a)	56,347

		1,090,717

	PIPELINES — 1.0%
139,900	Plains All American Pipeline LP	1,110,806

	RETAIL DRUG STORE — 2.0%
57,700	Walgreens Boots Alliance, Inc.	2,193,177

TOTAL DOMESTIC EQUITY SECURITIES (COST $38,217,161)		40,200,729

Shares		Value
	FOREIGN EQUITY SECURITIES — 6.3%

	CANADA — 6.3%

	OIL & GAS STORAGE & TRANSPORTATION — 2.1%
72,100	Enbridge, Inc.	$2,250,241

	OIL & NATURAL GAS EXPLORATION — 4.2%
194,600	Canadian Natural Resources Ltd.	4,444,664

TOTAL FOREIGN EQUITY SECURITIES (COST $5,393,671)		6,694,905

	DOMESTIC PREFERRED EQUITY SECURITIES — 11.3%

	MORTGAGE FINANCE — 11.3%
	Federal Home Loan Mortgage Corp.
302,300	5.100%, Series H(a)	5,260,020
260,924	6.550%, Series Y(a)	2,303,959
88,500	8.375%, Series Z(a)(b)	893,850
340,100	Federal National Mortgage Association
	8.250%, Series S(a)(b)	3,618,664

		12,076,493

	OIL & NATURAL GAS EXPLORATION — 0.0%
	Chesapeake Energy Corp.
42,416	5.000%	32,236
6,083	5.750%	10,280
3,350	5.750%	5,528
600	5.750%(c)	510
100	5.750%(c)	83

		48,637

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $16,393,236)		12,125,130

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2020

Shares		Value
	WARRANTS — 0.0%

	INTEGRATED OIL & GAS — 0.0%
7,685	Occidental Petroleum Corp., Vested, Strike Price $22.00, Expire 08/03/2027(a)(d)	$39,501

TOTAL WARRANTS (COST $38,041)		39,501

Principal
	DOMESTIC CORPORATE BONDS — 0.2%

	RETAIL DEPARTMENT STORES — 0.2%
$17,595,500	Sears Holdings Corp.
	8.000%, 12/15/2019(e)	202,348

TOTAL DOMESTIC CORPORATE BONDS (COST $16,599,228)		202,348

	U.S. GOVERNMENT OBLIGATIONS — 45.7%
	U.S. Treasury Bills
9,000,000	0.085%, 02/25/2021(f)	8,998,307
27,000,000	0.116%, 03/25/2021(f)	26,992,234
9,000,000	0.170%, 05/20/2021(f)	8,996,281
4,000,000	0.136%, 09/09/2021(f)	3,996,710

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $48,976,755)		48,983,532

Shares
	MONEY MARKET FUNDS — 0.4%

381,433	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.01%(g)	381,433

TOTAL MONEY MARKET FUNDS (COST $381,433)		381,433

TOTAL INVESTMENTS — 101.4% (COST $125,999,525)		108,627,578

	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%	(1,518,833)

NET ASSETS — 100.0%		$107,108,745

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2020

(a)	Non-income producing security.
(b)	Variable rate security. Rates shown are the effective rates as of November 30, 2020.
(c)	Restricted security as set forth in Rule 144A under the Securities Act of 1933. The value of these investments totals $593, which represents 0.00% of The Income Fund’s net assets.
(d)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(e)	Security in default and no interest was accrued as of November 30, 2020.
(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of November 30, 2020.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2020

Assets

Investments, at Fair Value (Cost — $125,999,525)	$108,627,578

Dividends and Interest Receivable	77,402

Receivable for Capital Shares Sold	20,000

Total Assets	108,724,980

Liabilities

Accrued Management Fees	69,190

Dividend withholding tax payable	6,670

Payable for securities purchased	1,540,375

Total Liabilities	1,616,235

NET ASSETS	$107,108,745

Net Assets consist of:

Paid-In Capital	$136,500,447

Total Accumulated Losses	(29,391,702)

NET ASSETS	$107,108,745

Shares of Common Stock Outstanding* ($0.0001 par value)	10,392,160

Net Asset Value, Offering and Redemption Price Per Share ($107,108,745 / 10,392,160 shares)	$10.31

* 200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2020
Investment Income
Interest	$1,261,769
Dividends	1,120,405

Total Investment Income	2,382,174

Expenses
Management Fees	1,533,931
Legal Expenses	25,231
Total Expenses	1,559,162

Less: Voluntary Reduction of Management Fees	(306,786)

Net Expenses	1,252,376

Net Investment Income	1,129,798

Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments	(6,039,814)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,558,814

Net Realized and Unrealized Gain (Loss) on Investments	(4,481,000)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(3,351,202)

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2020	For the Fiscal Year Ended November 30, 2019
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$1,129,798	$5,504,035
Net Realized Gain (Loss) on Investments	(6,039,814)	1,878,813
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,558,814	4,512,746

Net Increase (Decrease) in Net Assets from Operations	(3,351,202)	11,895,594

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(1,722,888)	(5,286,649)

From Capital Share Transactions
Proceeds from Sale of Shares	28,283,233	9,617,338
Shares Issued in Reinvestment of Dividends and Distributions	798,557	4,659,430
Cost of Shares Redeemed	(96,250,024)	(30,034,524)

Net Decrease in Net Assets from Shareholder Activity	(67,168,234)	(15,757,756)

NET ASSETS
Net Decrease in Net Assets	(72,242,324)	(9,148,811)
Net Assets at Beginning of Year	179,351,069	188,499,880

Net Assets at End of Year	$107,108,745	$179,351,069

SHARES TRANSACTIONS
Issued	2,790,517	939,727
Reinvested	82,177	451,601
Redeemed	(10,010,500)	(2,932,519)

Net Decrease in Shares	(7,137,806)	(1,541,191)
Shares Outstanding at Beginning of Year	17,529,966	19,071,157

Shares Outstanding at End of Year	10,392,160	17,529,966

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30,
	2020		2019		2018		2017	2016
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR	$10.23		$9.88		$11.33		$12.38	$10.72

Investment Operations
Net Investment Income(1)	0.07		0.30		0.49		0.60	0.57
Net Realized and Unrealized Gain (Loss) on Investments	0.11	(2)	0.34		(0.91)		(0.99)	1.72

Total from Investment Operations	0.18		0.64		(0.42)		(0.39)	2.29

Dividends and Distributions
From Net Investment Income	(0.10)		(0.29)		(0.51)		(0.61)	(0.56)
From Realized Capital Gains	—		—		(0.52)		(0.05)	(0.07)

Total Dividends and Distributions	(0.10)		(0.29)		(1.03)		(0.66)	(0.63)

NET ASSET VALUE, END OF YEAR	$10.31		$10.23		$9.88		$11.33	$12.38

TOTAL RETURN	1.78%		6.49%		(4.19)%		(3.35)%	22.77%
Ratio/Supplemental Data
Net Assets, End of Year (in 000’s)	$107,109		$179,351		$188,500		$223,432	$240,195
Ratio of Gross Expenses to Average Net Assets	1.02	%(3)	1.02	%(3)	1.00%		1.00%	1.00%
Ratio of Net Expenses to Average Net Assets	0.82	%(3)(4)	0.82	%(3)(4)	0.82	%(4)	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.74%		2.94%		4.56%		5.02%	5.48%
Portfolio Turnover Rate	100.67%		16.70%		45.78%		36.05%	28.81%

(1)	Based on average shares outstanding.
(2)

The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and redemptions of shares in relation to fluctuating market values of the investments of The Income Fund.

(3)	0.02% is attributable to legal expenses incurred outside the management fee.
(4)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Income Fund to the extent necessary to limit the management fee paid to the Manager by The Income Fund to an annual rate of 0.80% of the daily average net asset value of The Income Fund.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

November 30, 2020

Shares		Value
	DOMESTIC EQUITY SECURITIES — 52.7%

	DIVERSIFIED BANKS — 5.0%
99,200	Bank of America Corp.	$2,793,472

	DIVERSIFIED TELECOMMUNICATIONS — 3.9%
76,400	AT&T, Inc.	2,196,500

	HEALTH CARE — 3.1%
25,800	CVS Health Corp.	1,748,982

	INSURANCE - PROPERTY & CASUALTY — 5.8%
91,000	Old Republic International Corp.	1,630,720
21,700	Cincinnati Financial Corp.	1,656,795

		3,287,515

	OIL & GAS STORAGE & TRANSPORTATION — 10.8%
13,800	Magellan Midstream Partners LP	567,870
121,600	Kinder Morgan, Inc.	1,748,608
193,300	Energy Transfer LP	1,194,594
164,200	Western Midstream Partners LP	2,118,180
23,600	Enterprise Products Partners LP	457,840

		6,087,092

	PHARMACEUTICALS — 1.0%
13,800	Pfizer, Inc.	528,678
1,712	Viatris, Inc.(a)	28,796

		557,474

	PIPELINES — 1.0%
73,100	Plains All American Pipeline LP	580,414

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 20.0%
348,267	The St. Joe Co.(b)	11,273,403

	RETAIL DRUG STORE — 2.1%
30,400	Walgreens Boots Alliance, Inc.	1,155,504

TOTAL DOMESTIC EQUITY SECURITIES (COST $24,029,341)		29,680,356

Shares		Value
	FOREIGN EQUITY SECURITIES — 15.9%

	CANADA — 15.9%

	METALS & MINING — 10.3%
2,192,841	Imperial Metals Corp.(a)	$5,791,518

	OIL & GAS STORAGE & TRANSPORTATION — 2.0%
36,000	Enbridge, Inc.	1,123,560

	OIL & NATURAL GAS EXPLORATION — 3.6%
89,300	Canadian Natural Resources Ltd.	2,039,612

TOTAL FOREIGN EQUITY SECURITIES (COST $28,524,561)		8,954,690

	DOMESTIC PREFERRED EQUITY SECURITIES — 16.2%

	MORTGAGE FINANCE — 16.2%
444,095	Federal Home Loan Mortgage Corp.
	7.875%, Series Z(a)(c)	4,485,359
432,465	Federal National Mortgage Association
	7.750%, Series S(a)(c)	4,601,428

		9,086,787

	OIL & NATURAL GAS EXPLORATION — 0.0%
4,779	Chesapeake Energy Corp. 5.750%	8,076

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $6,422,015)		9,094,863

	WARRANTS — 0.0%

	INTEGRATED OIL & GAS — 0.0%
4,100	Occidental Petroleum Corp., Vested, Strike Price $22.00, Expire 08/03/2027(a)(d)	21,074

TOTAL WARRANTS (COST $20,295)		21,074

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2020

Principal		Value
	U.S. GOVERNMENT OBLIGATIONS — 16.0%
	U.S. Treasury Bills
$ 1,000,000	0.085%, 01/28/2021(e)	$999,865
4,000,000	0.071%, 02/25/2021(e)	3,999,247
3,000,000	0.170%, 05/20/2021(e)	2,998,760
1,000,000	0.136%, 09/09/2021(e)	999,178

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $8,995,713)		8,997,050

Shares		Value
	MONEY MARKET FUNDS — 0.5%
269,337	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.01%(f)	$269,337

TOTAL MONEY MARKET FUNDS (COST $269,337)		269,337

TOTAL INVESTMENTS — 101.3% (COST $68,261,262)		57,017,370
	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%	(756,252)

NET ASSETS — 100.0%		$56,261,118

(a)	Non-income producing security.
(b)	Restricted/controlled security. The value of this security totals $11,273,403, which represents 20.04% of The Allocation Fund’s net assets. Information related to this security is as follows:

Shares	Issuer	Acquisition Date(s)	Acquisition Cost	11/30/2020 Carrying Value Per Unit
348,267	The St. Joe Co.	08/09/2017-09/01/2017	$6,615,792	$32.37

(c)	Variable rate security. Rates shown are the effective rates as of November 30, 2020.
(d)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(e)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(f)	Annualized based on the 1-day yield as of November 30, 2020.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2020

Assets

Investments, at Fair Value (Cost — $68,261,262)	$57,017,370
Dividends and Interest Receivable	51,314

Total Assets	57,068,684

Liabilities

Accrued Management Fees	35,055
Dividend withholding tax payable	3,330
Payable for securities purchased	769,181

Total Liabilities	807,566

NET ASSETS	$56,261,118

Net Assets consist of:
Paid-In Capital	$116,823,673
Total Accumulated Losses	(60,562,555)

NET ASSETS	$56,261,118

Shares of Common Stock Outstanding* ($0.0001 par value)	7,012,302

Net Asset Value, Offering and Redemption Price Per Share ($56,261,118 / 7,012,302 shares)	$8.02

* 200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2020
Investment Income
Interest	$219,078
Dividends	346,438

Total Investment Income	565,516

Expenses
Management Fees	531,932
Legal Expenses	9,742

Total Expenses	541,674

Less: Voluntary Reduction of Management Fees	(106,386)

Net Expenses	435,288

Net Investment Income	130,228

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Loss on Investments and Foreign Currency Related Transactions	(1,190,217)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	8,568,938

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	7,378,721

NET INCREASE IN NET ASSETS FROM OPERATIONS	$7,508,949

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2020	For the Fiscal Year Ended November 30, 2019
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$130,228	$874,935
Net Realized Gain (Loss) on Investments, Foreign Currency Related Translations and Redemption In-Kind	(1,190,217)	1,424,615
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Transactions	8,568,938	3,765,875

Net Increase in Net Assets from Operations	7,508,949	6,065,425

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(820,275)	(791,785)

From Capital Share Transactions
Proceeds from Sale of Shares	699,999	1,417,681
Shares Issued in Reinvestment of Dividends and Distributions	405,372	757,745
Redemption Fees	2,375	2,187
Cost of Shares Redeemed	(10,518,429)	(16,966,140)
Cost of Shares Redeemed In-Kind	—	(3,889,024)

Net Decrease in Net Assets from Shareholder Activity	(9,410,683)	(18,677,551)

NET ASSETS
Net Decrease in Net Assets	(2,722,009)	(13,403,911)
Net Assets at Beginning of Year	58,983,127	72,387,038

Net Assets at End of Year	$56,261,118	$58,983,127

SHARES TRANSACTIONS
Issued	103,712	202,579
Reinvested	56,459	118,029
Redeemed	(1,571,345)	(2,229,510)
Redeemed In-Kind	—	(675,384)

Net Decrease in Shares	(1,411,174)	(2,584,286)
Shares Outstanding at Beginning of Year	8,423,476	11,007,762

Shares Outstanding at End of Year	7,012,302	8,423,476

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30,
	2020		2019		2018		2017	2016
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR	$7.00		$6.58		$7.44		$9.65	$10.40

Investment Operations
Net Investment Income(1)	0.02		0.09		0.09		0.10	0.14
Net Realized and Unrealized Gain (Loss) on Investments	1.10		0.40		(0.83)		(1.71)	0.75

Total from Investment Operations	1.12		0.49		(0.74)		(1.61)	0.89

Dividends and Distributions
From Net Investment Income	(0.10)		(0.07)		(0.12)		(0.17)	(0.31)
From Realized Capital Gains	—		—		—		(0.43)	(1.33)

Total Dividends and Distributions	(0.10)		(0.07)		(0.12)		(0.60)	(1.64)

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)

NET ASSET VALUE, END OF YEAR	$8.02		$7.00		$6.58		$7.44	$9.65

TOTAL RETURN	16.13%		7.61%		(10.18)%		(17.59)%	11.06%
Ratio/Supplemental Data
Net Assets, End of Year (in 000’s)	$56,261		$58,983		$72,387		$114,190	$259,501
Ratio of Gross Expenses to Average Net Assets	1.02	%(3)	1.02	%(3)	1.00%		1.00%	1.00%
Ratio of Net Expenses to Average Net Assets	0.82	%(3)(4)	0.82	%(3)(4)	0.82	%(4)	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.24%		1.21%		1.32%		1.19%	1.81%
Portfolio Turnover Rate	32.15%		15.58%		23.52%		31.01%	13.65%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	0.02% is attributable to legal expenses incurred outside the management fee.
(4)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Allocation Fund to the extent necessary to limit the management fee paid to the Manager by The Allocation Fund to an annual rate of 0.80% of the daily average net asset value of The Allocation Fund.

The accompanying notes are an integral part of the financial statements.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

November 30, 2020

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (“The Fairholme Fund”), 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (“The Income Fund”), and 200,000,000 shares have been allocated to The Fairholme Allocation Fund (“The Allocation Fund”). The Fairholme Fund, The Income Fund, and The Allocation Fund (each a “Fund” and collectively the “Funds”) are non-diversified funds. The Funds may have a greater percentage of their assets invested in particular securities than a diversified fund, exposing the Funds to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. Each Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within each Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fairholme Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances, The Fairholme Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of The Fairholme Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fairholme Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which The Fairholme Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fairholme Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which The Fairholme Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities (including U.S. Treasury bills), short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, The Fairholme Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fairholme Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although The Fairholme Fund normally holds a focused portfolio of equity and fixed-income securities, The Fairholme Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Fairholme Fund.

The Income Fund’s investment objective is to seek current income. Under normal circumstances, The Income Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which The Income Fund may invest include corporate bonds and other corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries (including U.S. Treasury bills), convertible bonds and other convertible securities, and equity securities, including preferred and common stock and interests in REITs. Although The Income Fund normally holds a focused portfolio of securities, The Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Income Fund.

The Allocation Fund’s investment objective is to seek long-term total return. Under normal circumstances, The Allocation Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash, and cash-equivalent asset classes. The proportion of The Allocation Fund’s portfolio invested in each asset class will vary from time to time based on the Manager’s assessment of relative fundamental values of securities and

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2020

other investments in the asset class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of other investment opportunities. The Allocation Fund seeks to capitalize on anticipated fluctuations in the financial markets by changing the mix of its holdings in the targeted asset classes. The Allocation Fund may maintain a significant portion of its assets in cash and cash-equivalent securities and investments. The Manager serves as investment adviser to The Allocation Fund.

There is no guarantee that the Funds will meet their respective objectives.

Note 2. Significant Accounting Policies

As investment companies, the Funds follow the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds’ investments are reported at fair value as defined by U.S. GAAP. The Funds calculate their net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

New Accounting Pronouncements: To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals and modifications under ASU 2018-13. Management has early adopted the removals and modifications set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is determined using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation and Liquidity Risk Management Committee. As of November 30, 2020, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at November 30, 2020, in instances where significant unobservable inputs are used, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2020

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Funds’ pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: The Manager is deemed to be an affiliate of The St. Joe Co. (“Joe”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Joe by certain of the Funds and other advisory clients advised by the Manager. Shares of Joe owned by The Allocation Fund are considered control securities under Rule 144 and are treated as restricted securities for purposes of The Allocation Fund’s valuation procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Joe was classified as Level 2 at November 30, 2020.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Funds use several recognized industry third-party pricing services (TPPS) -approved by the Board and unaffiliated with the Manager -to provide prices for some of the Funds’ securities. The Funds also use other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2020

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•

Level 2 — other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of November 30, 2020, is as follows:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Observable Inputs	Total Fair Value at 11/30/20
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$771,102,872	$—	$—	$771,102,872
Foreign Equity Securities*	18,133,195	—	—	18,133,195
Domestic Preferred Equity Securities*	183,908,211	—	—	183,908,211
Domestic Corporate Bonds*	—	1,115,753	—	1,115,753
U.S. Government Obligations	—	137,956,836	—	137,956,836
Money Market Funds	156,506,596	—	—	156,506,596

TOTAL INVESTMENTS	$1,129,650,874	$139,072,589	$—	$1,268,723,463

*	Industry classification for these categories are detailed in the Schedule of Investments.

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Observable Inputs	Total Fair Value at 11/30/20
THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$40,200,729	$—	$—	$40,200,729
Foreign Equity Securities*	6,694,905	—	—	6,694,905
Domestic Preferred Equity Securities
Mortgage Finance	12,076,493	—	—	12,076,493
Oil & Natural Gas Exploration	32,236	16,401	—	48,637
Warrants*	39,501	—	—	39,501
Domestic Corporate Bonds*	—	202,348	—	202,348
U.S. Government Obligations	—	48,983,532	—	48,983,532
Money Market Funds	381,433	—	—	381,433

TOTAL INVESTMENTS	$59,425,297	$49,202,281	$—	$108,627,578

*	Industry classification for these categories are detailed in the Schedule of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2020

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Observable Inputs	Total Fair Value at 11/30/20
THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	$—	$11,273,403	$—	$11,273,403
Other Industries*	18,406,953	—	—	18,406,953
Foreign Equity Securities*	8,954,690	—	—	8,954,690
Domestic Preferred Equity Securities
Mortgage Finance	9,086,787	—	—	9,086,787
Oil & Natural Gas Exploration	—	8,076	—	8,076
Warrants*	21,074	—	—	21,074
U.S. Government Obligations	—	8,997,050	—	8,997,050
Money Market Funds	269,337	—	—	269,337

TOTAL INVESTMENTS	$36,738,841	$20,278,529	$—	$57,017,370

* Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments for any of the Funds at November 30, 2020.

Warrants: The Funds’ investments in warrants as of November 30, 2020 are presented within the Schedules of Investments.

The Income Fund’s and The Allocation Fund’s warrant positions during the fiscal year ended November 30, 2020, had an average monthly market value of approximately $14,687 and $7,809, respectively.

As of November 30, 2020, The Income Fund’s and The Allocation Fund’s value of warrants with equity risk exposure of $39,501 and $21,074, respectively, is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the fiscal year ended November 30, 2020, The Income Fund’s and The Allocation Fund’s effect of the net change in unrealized appreciation/(depreciation) of warrants with equity risk exposure of $1,460 and $779 respectively, is included with the Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations on the Statements of Operations. For the fiscal year ended November 30, 2020, The Income Fund’s and The Allocation Fund, there is no realized gain (loss).

Dividends and Distributions: Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The Fairholme Fund and The Allocation Fund intend to distribute substantially all of their net investment income (if any) as dividends to their respective shareholders on an annual basis in December. The Income Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Funds intend to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2020

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fairholme Fund and The Allocation Fund assess a 2% fee on the proceeds of The Fairholme Fund and The Allocation Fund shares that are redeemed or exchanged within 60 days of their purchase. The redemption fee is paid to The Fairholme Fund and The Allocation Fund, as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by The Fairholme Fund and The Allocation Fund during the fiscal years ended November 30, 2020 and 2019, amounted to $36,068 and $37,027, and $2,375 and $2,187, respectively.

Other: The Funds account for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Funds may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Funds paid commissions and other brokerage fees during the period. The Funds also paid legal expenses in connection with certain of their investments.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the SEC as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, each Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of each Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of The Fairholme Fund, The Income Fund, and The Allocation Fund to the extent necessary to limit the management fee of each Fund to the annual rate of 0.80% of that Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to the applicable Fund. The Manager is responsible pursuant to the Investment Management Agreement for paying each Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of each Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by each Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against each Fund, and any other extraordinary expenses.

The Manager earned, after the voluntary reduction of the management fees, $8,091,114, $1,227,145, and $425,546, from The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, for its services during the fiscal year ended November 30, 2020.

Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of the Funds’ Board, and his affiliates beneficially own an aggregate 13,317,943 shares, 2,567,847 shares, and 4,386,538 shares of The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, at November 30, 2020.

A Director and Officers of the Funds are also Officers of the Manager or its affiliates.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2020

Note 4. Investments

For the fiscal year ended November 30, 2020, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

	Purchases	Sales
The Fairholme Fund	$87,575,952	$56,213,746
The Income Fund	70,965,505	30,370,401
The Allocation Fund	29,958,127	8,651,795

Note 5. Tax Matters

Federal Income Taxes: Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2020, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
The Fairholme Fund	$1,159,210,979	$253,924,650	$(144,412,166)	$109,512,484
The Income Fund	126,008,549	8,325,003	(25,705,974)	(17,380,971)
The Allocation Fund	68,282,425	11,646,747	(22,911,802)	(11,265,055)

The difference between book basis and tax basis for The Fairholme Fund’s net unrealized depreciation is attributable to the tax deferral of losses on wash sales and capitalized cost. The difference between book basis and tax basis for The Income Fund’s and The Allocation Fund’s net unrealized depreciation is attributable to capitalized cost.

The Funds’ tax basis capital gains are determined only at the end of each fiscal year. As of November 30, 2020 the components of distributable earnings on a tax basis were as follows:

	The Fairholme Fund	The Income Fund	The Allocation Fund
Undistributed Ordinary Income	$—	$26,184	$106,262
Capital Loss carryforwards	(747,829,145)	(12,036,915)	(49,403,762)
Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Related Transactions	109,512,484	(17,380,971)	(11,265,055)
Late year loss Deferral	(4,158,569)	—	—

Total	$(642,475,230)	$(29,391,702)	$(60,562,555)

The Funds are permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of November 30, 2020, net short-term and long-term capital loss carryforwards were as follows:

	The Fairholme Fund	The Income Fund	The Allocation Fund
Short-term capital loss carryforward	$1,018,777	$6,039,587	$1,477,623
Long-term capital loss carryforward	746,810,368	5,997,328	47,926,139

Total	$747,829,145	$12,036,915	$49,403,762

The Manager has analyzed the Funds’ tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2020

(the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by each Fund were as follows:

	The Fairholme Fund
	For the Fiscal Year Ended November 30, 2020	For the Fiscal Year Ended November 30, 2019
Dividends and Distributions paid from:
Ordinary Income	$9,053,098	$22,053,111	*

* Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

	The Income Fund
	For the Fiscal Year Ended November 30, 2020	For the Fiscal Year Ended November 30, 2019
Dividends and Distributions paid from:
Ordinary Income	$1,722,888	$5,286,649

	The Allocation Fund
	For the Fiscal Year Ended November 30, 2020	For the Fiscal Year Ended November 30, 2019
Dividends and Distributions paid from:
Ordinary Income	$820,275	$791,785

The Funds declared and made payable the following distributions on December 18, 2020.

	The Fairholme Fund	The Income Fund	The Allocation Fund
Dividends and Distributions paid from:
Ordinary Income	$—	$172,638	$144,235

Note 7. Reclassification in the Capital Accounts

In accordance with U.S. GAAP, each Fund has recorded reclassifications in its capital account. These reclassifications have no impact on the net asset value of each Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. Permanent differences were primarily due to the disallowance of certain non-tax deductible expenses for the Fund. As of November 30, 2020, each Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

	The Fairholme Fund	The Income Fund	The Allocation Fund
Total accumulated losses	$30,239	$0	$0
Paid-in-Capital	(30,239)	0	0

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2020

Note 8. Transactions in Shares of Affiliates

Portfolio companies in which The Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of The Fairholme Fund. The aggregate fair value of all securities of affiliates held by The Fairholme Fund as of November 30, 2020 amounted to $751,220,067, representing approximately 59.19% of The Fairholme Fund’s net assets. Transactions in The Fairholme Fund during the fiscal year ended November 30, 2020, in which the issuer of the security was an affiliate are as follows:

	November 30, 2019	Gross Additions	Gross Deductions	November 30, 2020
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income	Change in Unrealized Appreciation
Imperial Metals Corp.	6,865,767	—	—	6,865,767	$18,133,195	$—	$—	$9,346,170
The St. Joe Co.	22,208,024	—	—	22,208,024	733,086,872	—	1,554,562	311,134,417

Total					$751,220,067	$—	$1,554,562	$320,480,587

Note 9. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business the Company or the Funds enter into contracts that contain a variety of representations and customary indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on their experience to date, the Funds expect the risk of loss to be remote.

Note 10. Legal-Proceedings

On April 17, 2019, Sears Holdings Corporation, Sears Roebuck and Co., Sears Development Co., Kmart Corporation and Kmart of Washington LLC commenced an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York against Edward Scott “Eddie” Lampert; ESL Investments, Inc.; RBS Partners LP; CRK Partners LLC; SPE Master I L.P.; ESL Partners L.P.; SPE I Partners L.P.; RBS Investment Management LLC; ESL Institutional Partners L.P.; ESL Investors, L.L.C.; JPP LLC; JPP II LLC; Fairholme Capital Management, L.L.C.; Cesar L. Alvarez; Bruce Berkowitz; Alesia Haas; Kunal Kamlani; Steven Mnuchin; Thomas J. Tisch; Seritage Growth Properties, Inc.; Seritage Growth Properties, L.P.; Seritage KMT Mezzanine Finance LLC; Seritage SRC Mezzanine Finance LLC; Seritage KMT Finance LLC; Seritage SRC Finance LLC; Seritage GS Holdings LLC; Seritage SPS Holdings LLC; and Seritage MS Holdings LLC. On November 25, 2019, the plaintiffs filed an amended complaint, adding the Company and other parties not affiliated with the Manager or the Company as additional defendants and asserting new causes of action against the defendants.

Plaintiffs assert avoidance and other claims against certain defendants, including the Manager, for participation in two Sears corporate transactions: (i) the Lands’ End spinoff; and (ii) the Seritage rights offering. The avoidance claims against the Manager include claims for the avoidance of consideration received by The Fairholme Fund and The Allocation Fund from Sears Holdings Corp. in connection with the Lands’ End spinoff and Seritage rights offering that were allegedly actual and/ or constructive fraudulent transfers. In the amended complaint, plaintiffs also assert avoidance and other claims seeking to recover amounts allegedly received by the Company from alleged related-party transactions with Sears and seek to avoid the release received by certain of the defendants, including the Manager and the Company, in connection with the Seritage derivative action. Plaintiffs also assert claims for breach of fiduciary duty and aiding and abetting breach of fiduciary duty arising out of certain related-party transactions against certain defendants, including the Manager and Bruce Berkowitz, and seek to subordinate the bankruptcy claims of the Company, the Manager and Bruce Berkowitz. On February 21, 2020, the Company moved to dismiss all of the claims against it, and all other defendants, including the Manager and Bruce Berkowitz, moved to dismiss all or parts of the compliant against them. The Court held extensive oral argument on the motions to dismiss, which are currently pending before the Court.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2020

Although the Manager and the Company believe that they have strong defenses to the foregoing complaint and intend to defend themselves vigorously against the allegations in the complaint, neither the Manager nor the Company is in a position to express an opinion about the ultimate outcome of the litigation or the range of potential loss, if any.

Note 11. Subsequent Events

Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Fairholme Funds, Inc. and Shareholders of The Fairholme Fund, The Fairholme Focused Income Fund, and The Fairholme Allocation Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fairholme Funds, Inc. comprising The Fairholme Fund, The Fairholme Focused Income Fund, and The Fairholme Allocation Fund (the “Funds”), including the schedules of investments as of November 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting Fairholme Funds, Inc. as of November 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2020, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 28, 2021

We have served as the auditor of one or more Fairholme Funds, Inc. investment companies since 2004.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION

November 30, 2020

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company’s affairs. The day-to-day operations of the Fund are managed by the Manager, subject to the By-Laws of the Company and review by the Company’s Board. The Directors and Officers of the Company, including those Directors who are also officers, are listed below.

Name, Age & Address†	Position(s) Held, Term of Office & Length of Time Served**	Principal Occupation(s) During Past 5 Years§	Number of Portfolios in Fund Complex Overseen by Director	Other Current Directorships Held by Director
Interested Directors and Officers
Bruce R. Berkowitz* Age 62	Mr. Berkowitz has served as a Director of the Company since December 15, 1999.	Manager, Fairholme Holdings LLC since January 2015 and Chief Investment Officer, Fairholme Capital Management, L.L.C. since October 1997; Managing Member, Fairholme Capital Management, L.L.C. from October 1997 to December 2014.	3	Director and Chairman of the Board
of Directors, The St. Joe Co.; Chief
Executive Officer, Director and
Chairman of the Board of Directors,
Fairholme Trust Company, LLC
(until September 2019); and
Director, Sears Holdings
				Corporation (until October 2017).
Independent Directors^
Terry L. Baxter Age 75	Mr. Baxter has served as a Director of the Company since May 19, 2008.	Chairman of the Board, CEO, Source One (retired); President of White Mountain Holdings (retired).	3	Director, Main Street America Group (until October 2018)
Steven J. Gilbert Age 73	Mr. Gilbert has served as a Director of the Company since June 16, 2014	Chairman, Gilbert Global Equity Partners, L.P. since 1998; Vice Chairman, MidOcean Equity Partners, L.P. since 2005; Co- Chairman, Birch Grove Capital since 2013; Senior Managing Director and Chairman, Sun Group (USA) from 2007 to 2009.	3	Chairman, TRI Pointe Homes, Inc.;
Lead Independent Director, Empire
State Realty Trust; Director,
Oaktree Capital Group; Director,
MBIA, Inc.; Director, Florida Food
Products, Inc.; Director, Waterpik,
Inc. (until 2018); Chairman CPM
Holdings, Inc. (until December
2018) and Director, Trade
				Informatics, Inc. (until March 2016)
Leigh Walters, Esq. Age 74	Mr. Walters has served as a Director of the Company since December 15, 1999.	Vice-President and Director, Valcor Engineering Corporation. Attorney-at-Law.	3	Director, Valcor Engineering Corporation

†	Unless otherwise indicated, the address of each Director is c/o Fairholme Capital Management, L.L.C., 2601 NE 2nd Avenue, Miami, FL 33137.
^	Independent Directors are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”).
*	Mr. Berkowitz is an “interested person” of the Company (“Interested Director”), as defined in the 1940 Act, because of his affiliation with the Manager.
**	Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.
§

The information reported includes the principal occupation during the last five years or longer for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

Officers (unaudited)

Name, Age & Address†	Position(s) Held with the Company*	Term of Office & Length of Time Served*	Principal Occupation(s) During Past 5 Years
Fernando Font Age 46	Vice President	Mr. Font has served as Vice President of the Company since June 2015.	Chief Administrative Officer of Fairholme Capital Management, L.L.C. since August 2009.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (continued)

November 30, 2020

Wayne Kellner Age 51	Treasurer	Mr. Kellner has served as Treasurer of the Company since March 2012.	President, Fairholme Holdings L.L.C since January 2017; Chief Operating Officer, Fairholme Capital Management, L.L.C. since June 2014; and Chief Financial Officer, Fairholme Capital Management, L.L.C. since January 2012.
Erica Kapahi Age 41	Chief Compliance Officer and Secretary	Ms. Kapahi has served as Chief Compliance Officer and Secretary of the Company since February 2020.	Chief Compliance Officer, Fairholme Capital Management, L.L.C. since February 2020; Compliance Officer, Fairholme Capital Management, L.L.C. from August 2009 until February 2020.

†	Unless otherwise indicated, the address of each Director is c/o Fairholme Capital Management, L.L.C., 2601 NE 2nd Avenue, Miami, FL 33137.
*	Each officer serves for an annual term and until his or her successor is elected and qualified.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (continued)

November 30, 2020

Approval of Investment Management Agreement (unaudited)

At its meeting on October 22, 2020, the Board of Directors (the “Board” or the “Directors”) of Fairholme Funds, Inc. (the “Company”) approved the renewal of each of the investment management agreements (each an “Agreement” and collectively, the “Agreements”) between the Company, on behalf of each of The Fairholme Fund (“The Fairholme Fund”), The Fairholme Focused Income Fund (“The Income Fund”) and The Fairholme Allocation Fund (“The Allocation Fund”) (each a “Fund” and collectively, the “Funds”), and Fairholme Capital Management, L.L.C. (the “Manager”). In determining whether to approve the renewal of the Agreements, the Directors reviewed and considered the factors discussed below, and information made available to them at and in connection with the meeting relating to such factors, and other information the Directors deemed relevant. The Directors did not identify any particular information that was all-important or controlling.

A. Nature, Extent and Quality of Services

The Directors considered information provided to them concerning the services performed by the Manager for each Fund pursuant to the respective Agreement. The Directors reviewed information concerning the nature, extent and quality of investment advisory and operational services provided, or overseen, by the Manager. The Directors reviewed information concerning the personnel responsible for the day-to-day portfolio and administrative management of each Fund, the overall reputation of the Manager and the Manager’s current and planned staffing levels. The Directors considered the Manager’s commitment to each Fund as evidenced by, among other things, the current share ownership of each Fund by management/owners/employees of the Manager. The Directors also considered information describing the Manager’s compliance policies and procedures, including its ongoing reviews of and updates to those policies. They also discussed the Manager’s ongoing reviews of policies designed to address each Fund’s compliance with its respective investment objective, policies and restrictions, applicable regulatory requirements and potential conflicts of interest relating to the Manager’s providing services to the Funds and other advisory clients.

The Directors determined that it would not be appropriate to compare services provided by the Manager to each Fund with the services provided by the Manager to its other advisory accounts because such accounts are not subject to the same regulatory requirements as the Funds, may have different investment restrictions, holdings and goals than the Funds and require different levels of client and back-office servicing than the Funds.

The Directors concluded that the nature, extent and quality of services provided by the Manager to each Fund were appropriate and sufficient to support renewal of the Agreements.

B. Investment Performance

The Directors considered information regarding each Fund’s performance and the Manager’s views on performance. The Directors also considered, with respect to each Fund, the holdings of the Fund that contributed negatively and positively to its performance, and the Manager’s views of the investment rationale and outlook for the Fund’s portfolio. They also discussed the Manager’s long-term, focused investment approach, noting that such an approach exhibits the entrepreneurial nature of the Manager’s efforts and associated rewards.

The Fairholme Fund

The Directors considered information about the short- and long-term investment performance of The Fairholme Fund, including information comparing The Fairholme Fund’s cumulative and annualized performance with the performance of the S&P 500 Index, its benchmark, for the 1-year, 3-year, 5-year, 10-year and since-inception periods ended August 31, 2020. The Directors also reviewed and considered a third-party report (the “third party report”) from Lipper/Broadridge (“Lipper”) comparing The Fairholme Fund’s annualized performance with the annualized performance of its Lipper peer group for the 1-year, 3-year, 5-year, 10-year and since inception periods ended August 31, 2020. They noted that the Fairholme Fund’s annualized performance for the 1-year period ended August 31, 2020 exceeded both the average and median annualized performance of its Lipper peer group, but lagged the performance of the S&P 500 Index. Additionally, The Fairholme Fund’s annualized performance for the 3-year, 5-year and 10-year periods ended August 31, 2020 lagged (a) both the average and median annualized performance of its Lipper peer group, and (b) the performance of the S&P 500 Index. The Fairholme Fund’s annualized performance since

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (continued)

November 30, 2020

inception through August 31, 2020 exceeded (a) both the average and median annualized performance of its Lipper peer group, and (b) the performance of the S&P 500 Index for that period.

The Income Fund

The Directors considered information about the short- and long-term investment performance of The Income Fund, including information comparing The Income Fund’s performance to that of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Barclays Bond Index”), its benchmark, for the 1-year, 3-year, 5-year, 10-year, and since inception periods ended August 31, 2020. The Directors also reviewed information reflecting The Income Fund’s annualized performance relative to its Lipper peer group’s average and median annualized performance for the same periods. The Directors noted The Income Fund’s annualized performance for the 10-year and since inception periods exceeded the performance of the Bloomberg Barclays Bond Index but lagged the average and median annualized performance of its Lipper peer group. Additionally, The Income Fund’s annualized performance for the 1-year, 3-year, and 5-year periods ended August 31, 2020 lagged both (a) the average and median annualized performance of its Lipper peer group, and (b) the performance of the Bloomberg Barclays Bond Index.

The Allocation Fund

The Directors considered information about the short- and long-term investment performance of The Allocation Fund, including information reflecting the performance of The Allocation Fund relative to the annualized performance of both the Bloomberg Barclays Bond Index and the S&P 500 Index for the 1-year, 3-year, 5-year and since inception periods ended August 31, 2020. The Directors also reviewed information reflecting The Allocation Fund’s annualized performance relative to the average and median annualized performance of its Lipper peer group for the same periods. The Directors noted the Allocation Fund’s annualized performance for the 1-year, 3-year, 5-year, and since inception periods ended August 31, 2020 lagged both (a) the average and median annualized performance of its Lipper peer group, and (b) the S&P 500 Index and Bloomberg Barclays Bond Index.

As to each Fund, the Directors considered information provided to them concerning the performance of the Fund in light of market events and industry trends that have continued throughout the last year, the Manager’s views on the availability of investment opportunities, and other factors affecting the Fund’s performance. The Directors also considered information about developments affecting specific issuers of assets held in the Fund portfolios, as well as information about each Fund’s total returns. In considering the performance of the Funds, the Board acknowledged the long-term, focused value-investing strategy employed by the Manager in managing the Funds.

C. Management Fees and Expense Ratios

The Directors considered information about each Fund’s management fees and expense ratios, including information in the third party report comparing each Fund’s contractual management fee, actual management fee (which reflects the undertaking discussed below), and total expense ratio to the contractual management/advisory fees, actual management/advisory fees, and total expense ratios of the Fund’s Lipper peer group.

In evaluating the management fee and expense ratio information, the Directors took into account the demands and complexity of portfolio management required for each Fund in light of its investment objective, strategies, current holdings and asset size. The Directors also considered information regarding the Manager’s payment (in some cases from its resources) of certain expenses for the benefit of each Fund, including shareholder account-level expenses associated with certain omnibus accounts. The Directors also reviewed information concerning the fees paid to the Manager by its other advisory accounts.

The Directors also considered the Manager’s voluntary undertaking to waive a portion of the investment management fee payable to the Manager by each Fund pursuant to the Fund’s Agreement, and discussed the terms of that undertaking. The Directors concluded that each Fund’s management fee and overall expense ratio were reasonable in light of the services provided by or through the Manager.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (continued)

November 30, 2020

D. Profitability

The Directors considered information regarding the estimated profitability of each Fund to the Manager. They considered such profitability in light of each Fund’s assets under management, overall expense ratio and performance, as well as the effect of the Manager’s voluntary fee waiver currently in place and the services provided by or through the Manager. The Directors concluded that the Manager’s estimated profitability was not such as to prevent the Directors from approving the renewal of each Agreement.

E. Economies of Scale

The Directors considered information concerning economies of scale for each Fund, including the current assets of each Fund. The Directors concluded that, for each Fund, no modification to the Fund’s existing arrangements was warranted based on economies of scale.

The Directors, including a majority of the Directors who are not parties to any of the Agreements or interested persons of any such party, concluded, based on their consideration of the foregoing and their evaluation of all of the information they reviewed, that the renewal of the Agreements was in the best interest of the Funds and their shareholders. The Directors noted that their decision was based on an evaluation of the totality of factors and information presented or available to them, and not on any one factor, report, representation or response.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in each Fund’s portfolio. A description of these policies and procedures, and records of how each Fund voted proxies relating to its portfolio securities during the most recent twelve month period ended June 30, 2020, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at (866) 202-2263. They may also be obtained by visiting the SEC website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

Quarterly Filing (unaudited)

The Company files a complete schedule of the Funds’ portfolio holdings on Form N-PORT for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Forms N-PORT are available on the SEC’s website at www. sec.gov.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (continued)

November 30, 2020

Shareholder Tax Information (unaudited)

The Fairholme Fund, The Income Fund, and The Allocation Fund reported $9,053,098, $1,722,888, and $820,275 of total distributions paid during the fiscal year ended November 30, 2020.

The information below is reported for the Funds’ fiscal year and not calendar year. Therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2021 to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their own tax advisors.

Please note that, for the fiscal year ended November 30, 2020, the respective percentages of ordinary income distributions paid by each Fund were reported as follows:

	The Fairholme Fund	The Income Fund	The Allocation Fund
Qualified Dividend Income for Individuals	0.00%	56.48%	35.84%
Dividends Qualifying for the Dividends Received Deduction for Corporations	1.75%	52.83%	36.88%
Qualifying Interest Income	53.57%	46.56%	76.78%
U.S. Treasury Securities	4.27%	4.89%	13.15%

*

The law varies in each state as to whether and what percentage of dividend income attributable to U.S. Treasury securities is exempt from state and local income tax. It is recommended that you consult your tax advisor to determine if any portion of the dividends you received is exempt from income taxes.

All information reported is based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

FAIRHOLME FUNDS

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

ERICA K. KAPAHI

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

TERRY L. BAXTER

BRUCE R. BERKOWITZ

STEVEN J. GILBERT, Esq.

LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

2601 NE 2nd Avenue, Miami, FL 33137

Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

760 Moore Road, King of Prussia, PA 19406

Fund Accountant & Administrator

THE BANK OF NEW YORK MELLON

760 Moore Road, King of Prussia, PA 19406

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

200 Berkeley Street, Boston, MA 02116

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FORESIDE FUNDS DISTRIBUTORS, LLC.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s code of ethics is filed as an Exhibit (a)(1). A copy of the registrant’s code of ethics is filed as Exhibit (a)(1).

(b)	Reserved.

(c)	Not applicable.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Steven J. Gilbert is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audits of the annual financial statements of each series of the registrant or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $125,000 in 2019 and $130,000 in 2020.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the financial statements of each series of the registrant and are not reported under paragraph (a) of this Item were $0 in 2019 and $0 in 2020.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $43,000 in 2019 and $43,200 in 2020. These fees relate to the preparation and review of the various tax forms of each series of the registrant and also for the review of the dividend and distributions of each series of the registrant.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2019 and $0 in 2020.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee has adopted policies and procedures that require the pre-approval by the audit committee of all audit and non-audit services to the registrant by the registrant’s principal accountant, including services provided to any entity affiliated with the registrant to the extent that such services are directly related to the operations or financial reporting of the registrant.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) Not Applicable

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 in 2019 and $0 in 2020.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto as Exhibit (a)(1).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii).

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date February 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date February 4, 2021

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date February 4, 2021

* Print the name and title of each signing officer under his or her signature.